Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Total restricted cash	$ 1,300,000		$ 200,000	$ 300,000
Allowance for doubtful accounts	1,552,000		575,000	51,000	$ 92,000
Goodwill impairment	0		0	0
Inventory valuation reserves	0		0	0
Capitalized internal-use software costs, capitalized	3,600,000	$ 2,500,000	4,000,000	1,600,000
Capitalized internal-use software costs, amortization	1,800,000	600,000	900,000	200,000
Impairment of Long-Lived Assets	0		0	0
Advance Payments from Partner	9,500,000		6,700,000	3,800,000
Advertising expense	$ 8,700,000	$ 3,400,000	$ 5,000,000	$ 3,000,000